DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Intangible assets and goodwill
Goodwill, Impairment Loss	₽ 1,136	$ 12.7	₽ 0	₽ 0
Minimum
Intangible assets and goodwill
Estimated useful lives	1 year	1 year
Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days	15 years 10 months 24 days
Weighted average
Intangible assets and goodwill
Estimated useful lives	7 years 4 months 24 days	7 years 4 months 24 days
Trade names and domain names | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years 8 months 12 days	2 years 8 months 12 days
Trade names and domain names | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years	10 years
Customer relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	4 years 10 months 24 days	4 years 10 months 24 days
Customer relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days	15 years 10 months 24 days
Software | Minimum
Intangible assets and goodwill
Estimated useful lives	3 years	3 years
Software | Maximum
Intangible assets and goodwill
Estimated useful lives	6 years	6 years
Supplier relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	4 years 4 months 24 days	4 years 4 months 24 days
Supplier relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	4 years 6 months	4 years 6 months
Other technologies and licenses
Intangible assets and goodwill
Estimated useful lives	5 years	5 years
Produced content, net | Maximum
Intangible assets and goodwill
Estimated useful lives	4 years	4 years